Long-term investments: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Mar. 31, 2010	Mar. 31, 2011	Oct. 31, 2010 Weichi Westport Inc.	Jul. 31, 2010 Weichi Westport Inc.	Dec. 31, 2011 Weichi Westport Inc.	Mar. 31, 2011 Weichi Westport Inc.	Dec. 31, 2011 Minda-Emer Technologies LTD.	Jul. 02, 2011 Minda-Emer Technologies LTD.
Long-term investments
Long-term investments	$ 8,369		$ 5,622			$ 7,732	$ 5,622	$ 637
Amount invested				955	4,316
Value on date of acquisition									643
Equity interest (as a percent)						35.00%			50.00%
Income from equity method investments	1,500					1,438	997	62
Gain on sale of long-term investments		$ 2,827